Summary of Significant Accounting Policies - Earnings per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (23,299,000)	$ (11,758,000)	$ (6,332,000)	$ (16,586,000)	$ (35,057,000)	$ (22,918,000)	$ (35,103,000)	$ (27,137,000)	$ (12,047,000)
Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account					53,045	0	14,781	0
Net loss	$ (330,831)	$ 6,185,799	$ (277)	$ (20)	$ 5,854,968	$ (297)	(8,645,008)	$ (3,769)
Basic and diluted weighted average shares outstanding (in shares)	30,465,565		0		30,157,984	0
Basic and diluted net income per share (in Dollars per share)	$ 0		$ 0		$ 0	$ 0
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in shares)	12,659,435		7,500,000		12,967,016	7,500,000
Basic and diluted net income (loss) per share, Non-redeemable common stock (in Dollars per share)	$ (0.03)		$ (0.00)		$ 0.45	$ (0.00)
Weighted average shares outstanding, basic and diluted (in Shares)	12,659,435		7,500,000		12,967,016	7,500,000
Basic and diluted net loss per common share (in Dollars per share)	$ (0.03)		$ 0		$ 0.45	$ 0
Class A Common Stock | Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account	$ 0		$ 0		$ 0	$ 0	10,883
Net loss	0		0		0	0	10,883
Less: Net income allocable to Class A common stock subject to possible redemption							$ (10,883)
Weighted average shares outstanding, basic and diluted (in Shares)							29,846,985	0
Basic and diluted net loss per common share (in Dollars per share)							$ 0.00	$ 0
Nonredeemable Common Stock | Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (330,831)		$ (277)		$ 5,854,968	$ (297)	$ (8,655,891)
Weighted average shares outstanding, basic and diluted (in Shares)							7,868,993	7,500,000
Basic and diluted net loss per common share (in Dollars per share)							$ (1.10)	$ (0.00)